Schedule of Investments
March 31, 2026
(Unaudited)

Shares		Value
Common Stocks & Other Equity Interests–98.35%
Australia–5.75%
Goodman Group	134,057	$2,406,793
Mirvac Group	648,539	801,311
NEXTDC Ltd.(a)	58,291	466,035
Stockland	284,386	853,678
Vicinity Ltd.	549,894	897,092
		5,424,909
Belgium–1.21%
Aedifica S.A.	6,247	505,804
Warehouses De Pauw C.V.A.	24,549	639,493
		1,145,297
Canada–1.66%
Canadian Apartment Properties REIT	20,742	529,472
Chartwell Retirement Residences	43,210	624,962
First Capital REIT	27,461	407,049
		1,561,483
France–2.36%
Klepierre S.A.	19,266	723,287
Unibail-Rodamco-Westfield	13,609	1,501,420
		2,224,707
Germany–2.02%
Sirius Real Estate Ltd.	475,872	586,329
TAG Immobilien AG	39,544	620,790
Vonovia SE	27,736	693,745
		1,900,864
Hong Kong–4.07%
Hongkong Land Holdings Ltd.	82,700	644,480
Link REIT	175,900	815,263
Sun Hung Kai Properties Ltd.	124,000	2,064,704
Swire Properties Ltd.	108,200	316,945
		3,841,392
Japan–9.01%
Daiwa House REIT Investment Corp.	858	677,226
GLP J-Reit	1,193	976,794
Japan Metropolitan Fund Investment Corp.(b)	1,331	937,287
Mitsubishi Estate Co. Ltd.	29,100	807,713
Mitsui Fudosan Accommodations Fund, Inc.	527	445,277
Mitsui Fudosan Co. Ltd.	184,200	1,963,652
Nippon Building Fund, Inc.	883	741,436
Sumitomo Realty & Development Co. Ltd.	68,600	1,946,580
		8,495,965
Netherlands–0.33%
CTP N.V.(c)	18,414	308,186
Singapore–2.66%
CapitaLand Integrated Commercial Trust	564,698	1,012,648
CapitaLand Investment Ltd.	66,800	142,190
Shares		Value
Singapore–(continued)
Centurion Accommodation Reit	290,100	$249,527
Mapletree Pan Asia Commercial Trust	505,900	521,291
Parkway Life REIT	98,500	307,033
UOL Group Ltd.	35,700	271,069
		2,503,758
Spain–0.85%
Merlin Properties SOCIMI S.A.	49,065	799,384
Sweden–1.00%
Catena AB	8,015	373,825
Fastighets AB Balder, Class B(a)	97,391	570,382
		944,207
Switzerland–1.40%
PSP Swiss Property AG	4,373	868,259
Swiss Prime Site AG	2,686	454,789
		1,323,048
United Kingdom–2.63%
Big Yellow Group PLC	23,620	266,267
British Land Co. PLC (The)	100,791	476,778
LondonMetric Property PLC	277,082	669,317
Safestore Holdings PLC	31,180	261,897
Segro PLC	93,944	805,341
		2,479,600
United States–63.40%
American Healthcare REIT, Inc.(b)	32,842	1,548,829
American Homes 4 Rent, Class A	27,142	757,805
Brixmor Property Group, Inc.	92,037	2,650,666
Broadstone Net Lease, Inc.	60,269	1,101,115
BXP, Inc.(b)	12,984	673,870
Camden Property Trust(b)	19,260	1,880,932
CareTrust REIT, Inc.(b)	32,505	1,191,308
Cousins Properties, Inc.	37,614	848,948
CubeSmart(b)	45,323	1,661,088
Digital Realty Trust, Inc.	25,002	4,505,610
EastGroup Properties, Inc.(b)	10,750	1,989,717
Equinix, Inc.	4,546	4,456,171
Essential Properties Realty Trust, Inc.(b)	33,246	1,009,349
Extra Space Storage, Inc.	21,108	2,767,892
First Industrial Realty Trust, Inc.	37,002	2,140,566
Gaming and Leisure Properties, Inc.	22,103	980,710
Healthcare Realty Trust, Inc.(b)	35,780	607,902
Host Hotels & Resorts, Inc.	26,838	514,216
Iron Mountain, Inc.	20,887	2,133,398
Janus Living, Inc.(a)(b)	15,820	372,877
Lamar Advertising Co., Class A	5,978	757,173
Omega Healthcare Investors, Inc.	56,862	2,491,693
Prologis, Inc.	40,184	5,311,521
Ryman Hospitality Properties, Inc.(b)	11,793	1,088,140
Simon Property Group, Inc.	17,250	3,217,642
Tanger, Inc.	28,707	975,464
UDR, Inc.	56,561	1,910,631
Vornado Realty Trust(b)	16,119	418,933
See accompanying notes which are an integral part of this schedule.
Invesco V.I. Global Real Estate Fund

Shares		Value
United States–(continued)
W.P. Carey, Inc.(b)	35,377	$2,404,221
Welltower, Inc.(b)	37,448	7,403,844
		59,772,231
Total Common Stocks & Other Equity Interests (Cost $81,953,176)		92,725,031
Money Market Funds–0.29%
Invesco Government & Agency Portfolio, Institutional Class, 3.58%(d)(e)	96,788	96,788
Invesco Treasury Portfolio, Institutional Class, 3.56%(d)(e)	179,750	179,750
Total Money Market Funds (Cost $276,538)		276,538
TOTAL INVESTMENTS IN SECURITIES (excluding Investments purchased with cash collateral from securities on loan)-98.64% (Cost $82,229,714)		93,001,569
Shares		Value
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds–21.08%
Invesco Private Government Fund, 3.63%(d)(e)(f)	5,535,761	$5,535,761
Invesco Private Prime Fund, 3.80%(d)(e)(f)	14,332,211	14,333,644
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $19,869,405)		19,869,405
TOTAL INVESTMENTS IN SECURITIES—119.72% (Cost $102,099,119)		112,870,974
OTHER ASSETS LESS LIABILITIES–(19.72)%		(18,590,617)
NET ASSETS–100.00%		$94,280,357
Investment Abbreviations:
REIT	– Real Estate Investment Trust
Notes to Schedule of Investments:
(a)	Non-income producing security.
(b)	All or a portion of this security was out on loan at March 31, 2026.
(c)
Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The value of this security at March 31, 2026 represented less than 1% of the Fund’s Net Assets.

(d)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the three months ended March 31, 2026.

	Value December 31, 2025	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value March 31, 2026	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$266,114	$1,685,517	$(1,854,843)	$-	$-	$96,788	$2,081
Invesco Treasury Portfolio, Institutional Class	494,213	3,130,246	(3,444,709)	-	-	179,750	3,835
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	4,202,177	29,087,072	(27,753,488)	-	-	5,535,761	31,863*
Invesco Private Prime Fund	10,860,606	61,370,128	(57,895,070)	-	(2,020)	14,333,644	83,761*
Total	$15,823,110	$95,272,963	$(90,948,110)	$-	$(2,020)	$20,145,943	$121,540

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of March 31, 2026.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.
Invesco V.I. Global Real Estate Fund

Notes to Quarterly Schedule of Portfolio Holdings
March 31, 2026
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others. When market movements occur after the close of the relevant foreign securities markets, foreign securities may be fair valued utilizing an independent pricing service.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect Invesco Advisers, Inc.’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of March 31, 2026. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
Australia	$—	$5,424,909	$—	$5,424,909
Belgium	—	1,145,297	—	1,145,297
Canada	1,561,483	—	—	1,561,483
France	—	2,224,707	—	2,224,707
Germany	—	1,900,864	—	1,900,864
Hong Kong	—	3,841,392	—	3,841,392
Japan	—	8,495,965	—	8,495,965
Netherlands	—	308,186	—	308,186
Singapore	—	2,503,758	—	2,503,758
Spain	—	799,384	—	799,384
Sweden	—	944,207	—	944,207
Switzerland	—	1,323,048	—	1,323,048
United Kingdom	—	2,479,600	—	2,479,600
United States	59,772,231	—	—	59,772,231
Money Market Funds	276,538	19,869,405	—	20,145,943
Total Investments	$61,610,252	$51,260,722	$—	$112,870,974
Invesco V.I. Global Real Estate Fund